DEPOSITS FROM CUSTOMERS (Details 1) - COP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Deposits From Customers [Line Items]
Time deposits	$ 56,853,141	$ 53,961,586
Fair value	57,585,666	54,782,101
Later than three months and not later than six months [member]
Disclosure Of Deposits From Customers [Line Items]
Time deposits	9,549,206	7,536,280
Fair value	9,554,429	7,535,719
Later than six months and not later than one year [member]
Disclosure Of Deposits From Customers [Line Items]
Time deposits	5,572,051	5,711,157
Fair value	5,577,962	5,718,827
Later Than Twelve Months And Not Later Than Eighteen Months [Member]
Disclosure Of Deposits From Customers [Line Items]
Time deposits	7,323,840	8,062,290
Fair value	7,368,860	8,146,366
Later Than Eighteen Months [Member]
Disclosure Of Deposits From Customers [Line Items]
Time deposits	34,408,044	32,651,859
Fair value	$ 35,084,415	$ 33,381,189
Bottom of range [member] | Later than three months and not later than six months [member]
Disclosure Of Deposits From Customers [Line Items]
Borrowings, interest rate	0.10%	0.10%
Bottom of range [member] | Later than six months and not later than one year [member]
Disclosure Of Deposits From Customers [Line Items]
Borrowings, interest rate	0.25%	0.20%
Bottom of range [member] | Later Than Twelve Months And Not Later Than Eighteen Months [Member]
Disclosure Of Deposits From Customers [Line Items]
Borrowings, interest rate	0.25%	0.20%
Bottom of range [member] | Later Than Eighteen Months [Member]
Disclosure Of Deposits From Customers [Line Items]
Borrowings, interest rate	0.01%	0.01%
Top of range [member] | Later than three months and not later than six months [member]
Disclosure Of Deposits From Customers [Line Items]
Borrowings, interest rate	6.75%	6.96%
Top of range [member] | Later than six months and not later than one year [member]
Disclosure Of Deposits From Customers [Line Items]
Borrowings, interest rate	7.50%	8.03%
Top of range [member] | Later Than Twelve Months And Not Later Than Eighteen Months [Member]
Disclosure Of Deposits From Customers [Line Items]
Borrowings, interest rate	7.25%	9.03%
Top of range [member] | Later Than Eighteen Months [Member]
Disclosure Of Deposits From Customers [Line Items]
Borrowings, interest rate	13.50%	18.29%